Loans Receivable - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021	Oct. 31, 2018
Debt Instrument [Line Items]
Proceeds from issuance of convertible promissory notes, net of issuance costs			$ 0	$ 0	$ 198,957
Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Fair value of promissory note				2,000
Glycosyn Promissory Note
Debt Instrument [Line Items]
Debt instrument, face amount						$ 200	$ 10,000
Maturity date	Dec. 31, 2021
Unpaid principal amount			5,400	5,300
Fair value of promissory note				4,500
Changes in fair value			(2,500)	500	$ 900
Glycosyn Promissory Note | Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Fair value of promissory note			$ 1,800
Glycosyn Promissory Note | Minimum [Member]
Debt Instrument [Line Items]
Interest rate						7.50%
Glycosyn Promissory Note | Maximum [Member]
Debt Instrument [Line Items]
Interest rate						12.50%
Access Bio Convertible Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 10,000
Interest rate		2.00%
Periodic payment			plus a 2% rate of return compounded annually
Proceeds from issuance of convertible promissory notes, net of issuance costs		$ 10,000
Conversion ratio percentage		70.00%
Debt instrument, interest rate terms			the Company has the option to cause Access Bio to repurchase, or Access Bio has the option to repurchase, a portion of the outstanding balance under the notes (up to the entire balance in the case of the Company’s option) at a price to ensure a 2% rate of return compounded annually.
Access Bio Convertible Notes | Other (Expense) Income, Net
Debt Instrument [Line Items]
Changes in fair value			$ (900)	700
Access Bio Convertible Notes | Loans Receivable
Debt Instrument [Line Items]
Fair value of promissory note			$ 9,800	$ 10,700